Lease Liabilities - Additional Information (Detail)	9 Months Ended
Sep. 30, 2021
Bottom of range [member]
Statement [line items]
Lease term	2 months
Lease extension and termination option term	2 months
Top of range [member]
Statement [line items]
Lease term	12 years
Lease extension and termination option term	10 years